UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4282

Name of Fund: Merrill Lynch Natural Resources Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/03

Date of reporting period: 08/01/02 - 1/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
January 31, 2003

Merrill Lynch
Natural
Resources
Trust

www.mlim.ml.com

                     MERRILL LYNCH NATURAL RESOURCES TRUST

DEAR SHAREHOLDER

For the six-month period ended January 31, 2003, Merrill Lynch Natural Resources Trust's Class A, Class B, Class C and Class D Shares had total returns of +5.07%, +4.59%, +4.53% and +4.99%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.) The Trust's unmanaged benchmarks, the Morgan Stanley Capital International Natural Resources Index and the Standard & Poor's 500 Index, had total returns of -6.75% and -5.26%, respectively for the six-month period.

The Trust's relative outperformance was a result of our focus on companies exposed to North American natural gas production, as well as oil service companies that are leveraged to natural gas drilling activity. For the past three years, our commodity research indicated that increasingly rapid depletion of natural gas would lead to reduced supplies of natural gas that we believed would lead to a strong natural gas pricing environment. We believe that this supply and demand imbalance point was reached in 2002, and that natural gas prices most likely will trade at significantly higher levels than their historic range for at least the next few years. U.S. production of natural gas appears to have fallen by 5% in 2002, and there is the potential that production could fall again in 2003 unless drilling activity increases significantly from current levels. The number of rigs drilling for natural gas has gradually recovered to the mid-700 level from a low of 612 reached in April 2002. However, even when rig activity peaked at 1,058 in July 2001, gas production only increased by 1.5% that year. Current activity with 300 fewer rigs drilling for gas implies that production may continue to fall. In addition, Canadian exports of natural gas that rose during the past decade to balance U.S. demand may also have peaked. Canadian production is estimated to have fallen by 1% last year, and a weather-shortened drilling season this winter may result in fewer well completions than planned. In addition, increasing demand for Canadian gas needed for Canada's heavy oil production could reduce imports into our markets.

Inventories of natural gas have the potential to reach record low levels this year. While we started the winter heating season with 3.2 trillion cubic feet
(TCF) in storage, we now have 838 billion cubic feet (BCF), or 1,003 BCF below last year's level and 500 BCF below the five-year average. Continued normal winter weather could see storage decline below the record low level of 697 BCF seen in 1996. Given current production rates, it is going to be difficult to refill storage prior to the next heating season. If the industry refilled at the average injection rate of the past five years, natural gas in storage would only reach 2.5 TCF, a level that would not meet winter heating needs without interrupting gas deliveries to industrial customers. We anticipate that there will likely be significant closures of petrochemical, fertilizer and methanol plants that are not going to be viable at current gas prices above $6.00 per thousand cubic feet. Despite this demand loss, we believe that the need to refill storage prior to the next heating season will see gas prices exceeding the $5.00 per thousand cubic feet level into the spring of 2004.

As of January 31, 2003, the Trust had 87% of its assets invested in energy-related sectors, up 7% from its energy exposure at the end of the prior fiscal year. We have continued to seek natural gas investments in both the United States and Canada. The Trust has reached its limit of 25% of assets in U.S. exploration and production companies, but we are continuing to buy gas-leveraged companies in Canada with 18% of our assets invested in that area. Many of the management teams of Canadian companies that were acquired in 2001 have returned to found new companies, and they are having success in growing production from Canada's less mature gas fields. In addition, they have been able to acquire assets that some power companies have needed to sell to restore eroded balance sheets. We believe that the better growth prospects for the small Canadian producers will

Merrill Lynch Natural Resources Trust                           January 31, 2003

attract additional interest as the crisis in natural gas supply gains investor attention. Oil service companies and drilling contractors combined are 27% of the Trust's assets. These sectors should begin to benefit from increased spending by the oil industry, although the recovery has been sluggish since many of the power and trading companies have reduced exploration and development spending because of their poor financial conditions following the decline in power prices and trading volumes. We had below-benchmark exposure to the large integrated oil companies, as depressed refining and petrochemical margins offset the benefit received from high oil prices.

At January 31, 2002, the balance of Trust assets were invested in basic material companies, including investments made in gold mining companies. Strong demand from China has buoyed demand for many commodities, and basic material companies have seen relative strength in the share prices as a result. The price of gold has jumped to the highest price it has seen since 1996. Gold demand and supply balance improved in the market during the past year as a result of the decline in the dollar improving gold's affordability in local currency terms of other countries, as well as falling interest rates reducing the incentive for producers to hedge. In addition, gold production declined for the first time in years as capital available to small gold miners has declined from the financial markets. Given these improved fundamentals, the gold price has regained its traditional safe-haven status in times of turmoil.

Market Outlook

We anticipate that investment in resources will continue to be volatile in 2003, and may be subject to deterioration in global economic activity. Therefore, we believe that our focus on investments in North America natural gas will continue to offer the best prospects for total return. Natural gas prices recently spiked to over $9 per thousand cubic feet, and we believe that they will remain high given limited new supply sources for the next several years. While the restart of some liquefied natural gas (LNG) terminals will provide a modest supply boost in 2003, new LNG terminals face issues including permitting construction problems and long construction lead times. Pipelines to carry gas from Alaska and Canada's Northwest Territories will not be completed until 2007 or 2008 at the earliest. Therefore, we believe that our natural gas investments have the potential to offer continued attractive returns.

As of January 31, 2003, the Trust's portfolio had 99.4% of net assets invested in equities and 0.6% in cash and cash equivalents. Approximately 87% of investments were energy related, with the remaining major investments in metals, gold mining and forest product companies. As a result of our focus on North American natural gas, the Trust was primarily invested in U.S. and Canadian-domiciled companies.

In Conclusion

We thank you for your continued support and interest in Merrill Lynch Natural Resources Trust, and we look forward to sharing our investment outlook and strategies with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Robert M. Shearer

Robert M. Shearer
Senior Vice President and Portfolio Manager

March 12, 2003

Merrill Lynch Natural Resources Trust                           January 31, 2003

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Trust through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                             Ten-Year/
                                                    6-Month            12-Month          Since Inception
As of January 31, 2003                           Total Return        Total Return          Total Return
========================================================================================================
ML Natural Resources Trust Class A Shares*           +5.07%             + 3.38%              + 81.14%
--------------------------------------------------------------------------------------------------------
ML Natural Resources Trust Class B Shares*           +4.59              + 2.35               + 63.33
--------------------------------------------------------------------------------------------------------
ML Natural Resources Trust Class C Shares*           +4.53              + 2.33               + 32.62
--------------------------------------------------------------------------------------------------------
ML Natural Resources Trust Class D Shares*           +4.99              + 3.18               + 41.66
--------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                        -5.26              -23.02           +135.96/+108.61
--------------------------------------------------------------------------------------------------------
MSCI Natural Resources Index***                      -6.75              -10.92            +89.69/+32.81
========================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Trust's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

** This unmanaged broad-based Index measures the performance of large cap companies in the United States. Ten-year/since inception total returns are for ten years and from 10/31/94, respectively.

*** This unmanaged Index is comprised of all global securities classified as natural-resource related securities. Ten-year/since inception total returns are for ten years and from 10/3/94, respectively.

Merrill Lynch Natural Resources Trust                           January 31, 2003

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                              % Return Without    % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 1/31/03                              +3.38%            -2.05%
--------------------------------------------------------------------------------
Five Years Ended 1/31/03                            +6.61             +5.47
--------------------------------------------------------------------------------
Ten Years Ended 1/31/03                             +6.12             +5.55
--------------------------------------------------------------------------------
* Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                                  % Return            % Return
                                                 Without CDSC        With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 1/31/03                              +2.35%             -1.65%
--------------------------------------------------------------------------------
Five Years Ended 1/31/03                            +5.50              +5.18
--------------------------------------------------------------------------------
Ten Years Ended 1/31/03                             +5.03              +5.03
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                  % Return            % Return
                                                 Without CDSC        With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 1/31/03                              +2.33%             +1.33%
--------------------------------------------------------------------------------
Five Years Ended 1/31/03                            +5.51              +5.51
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/03                                     +3.47              +3.47
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                              % Return Without    % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 1/31/03                              +3.18%            -2.23%
--------------------------------------------------------------------------------
Five Years Ended 1/31/03                            +6.34             +5.20
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/03                                     +4.30             +3.62
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Merrill Lynch Natural Resources Trust                           January 31, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                           Shares                                                                          Percent of
Industry*                   Held                Common Stocks                                    Value     Net Assets
=====================================================================================================================
Auto Components            98,900   +Westport Innovations Inc.                               $   153,038         0.2%
=====================================================================================================================
Canadian                  167,500   +Baytex Energy Ltd.                                          967,860         0.9
Independents               60,000   +Bonavista Petroleum Ltd.                                  1,222,251         1.2
                           21,200    Canadian Natural Resources Ltd.                             657,482         0.6
                          175,000   +Canadian Superior Energy, Inc.                              206,810         0.2
                           87,000   +Cequel Energy Inc.                                          303,898         0.3
                          121,500   +Compton Petroleum Corporation                               381,572         0.4
                          334,000   +Crescent Point Energy Ltd. 'A'                            1,092,544         1.1
                          173,661    EnCana Corp.                                              5,419,820         5.2
                           38,800    Husky Energy Inc.                                           416,728         0.4
                          382,000   +Impact Energy Inc.                                          461,413         0.4
                           21,000    Niko Resources Ltd.                                         348,949         0.3
                          167,000   +Olympia Energy Inc.                                         351,097         0.4
                          176,800   +PEYTO Exploration & Development Corp.                     1,466,022         1.4
                           25,500   +Penn West Petroleum Ltd.                                    634,170         0.6
                           50,800    Petro-Canada                                              1,691,564         1.6
                          199,000   +Progress Energy Ltd.                                      1,039,436         1.0
                          262,000   +Rider Resources Inc.                                        314,756         0.3
                          113,000    Suncor Energy, Inc.                                       1,907,189         1.8
                           37,100    Talisman Energy Inc.                                      1,395,973         1.4
                                                                                             -----------        ----
                                                                                              20,279,534        19.5
=====================================================================================================================
Chemicals                  29,700   +Celanese AG                                                 573,804         0.5
                            9,000    Praxair, Inc.                                               490,860         0.5
                                                                                             -----------        ----
                                                                                               1,064,664         1.0
=====================================================================================================================
Integrated Oil & Gas        9,400    Amerada Hess Corporation                                    443,680         0.4
                           13,000    BP Amoco PLC (ADR) (a)                                      507,130         0.5
                           51,187    ChevronTexaco Corporation                                 3,296,443         3.2
                           36,829    ConocoPhillips                                            1,774,790         1.7
                            7,400    ENI SpA (ADR) (a)                                           562,030         0.5
                           76,828    Exxon Mobil Corporation                                   2,623,676         2.5
                           34,700    Marathon Oil Corporation                                    725,230         0.7
                          119,400    Murphy Oil Corporation                                    5,038,680         4.9
                                                                                             -----------        ----
                                                                                              14,971,659        14.4
=====================================================================================================================
Metals & Mining            49,800    Agnico-Eagle Mines Limited                                  725,586         0.7
                           26,100    Alcan Aluminium Ltd.                                        738,630         0.7
                           22,900    Alcoa Inc.                                                  452,733         0.4
                          153,800    Alumina Limited                                             423,741         0.4
                           52,300    Aluminum Corporation of China Limited (ADR) (a)             845,168         0.8
                           17,400    Arch Coal, Inc.                                             300,324         0.3
                           33,000    Barrick Gold Corporation                                    540,807         0.5
                           32,900    CONSOL Energy Inc.                                          509,292         0.5
                           12,000    Companhia Vale do Rio Doce (ADR) (a)                        331,800         0.3
                          255,000   +Eldorado Gold Corporation                                   374,608         0.4
                           56,300   +Glamis Gold Ltd.                                            675,629         0.6
                        2,299,909    M.I.M. Holdings Limited                                   2,076,238         2.0
                           18,100    Newmont Mining Corporation                                  523,995         0.5
                           47,800    Placer Dome Inc.                                            538,671         0.5
                           42,500   +Stillwater Mining Company                                   181,900         0.2
                          153,800   +WMC Resources Limited                                       358,827         0.4
                                                                                             -----------        ----
                                                                                               9,597,949         9.2
=====================================================================================================================

Merrill Lynch Natural Resources Trust                           January 31, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                           Shares                                                                          Percent of
Industry*                   Held                Common Stocks                                    Value     Net Assets
=====================================================================================================================
Oil & Gas Drilling        453,100   +Drillers Technology Corp.                               $   431,918         0.4%
                           44,300    ENSCO International Incorporated                          1,193,442         1.2
                           43,500    Ensign Resource Service Group, Inc.                         510,946         0.5
                           43,622    GlobalSantaFe Corporation                                   947,906         0.9
                           45,900    Helmerich & Payne, Inc.                                   1,147,041         1.1
                           19,800   +Nabors Industries, Ltd.                                     729,630         0.7
                           60,000   +National-Oilwell, Inc.                                    1,225,800         1.2
                           43,700   +Noble Corporation                                         1,498,036         1.5
                           14,900   +Patterson-UTI Energy, Inc.                                  452,662         0.4
                           29,000   +Precision Drilling Corporation                              976,071         0.9
                            7,300   +Precision Drilling Corporation                              248,784         0.2
                           26,000    Rowan Companies, Inc.                                       536,380         0.5
                          158,800    Saipem SpA                                                  924,639         0.9
                           43,950    Transocean Inc.                                           1,000,741         1.0
                                                                                             -----------        ----
                                                                                              11,823,996        11.4
=====================================================================================================================
Oil & Gas                   5,500    Anadarko Petroleum Corporation                              253,605         0.2
Exploration &              53,600    Apache Corporation                                        3,345,176         3.2
Production                 36,697    Burlington Resources Inc.                                 1,618,338         1.5
                           39,300    CNOOC Limited (ADR) (a)                                   1,018,263         1.0
                           24,394   +Cimarex Energy Co.                                          455,680         0.4
                           79,434    Devon Energy Corporation                                  3,598,360         3.4
                           94,200    EOG Resources, Inc.                                       3,651,192         3.5
                           49,200    Equitable Resources, Inc.                                 1,829,256         1.8
                           41,600   +Forest Oil Corporation                                      998,400         1.0
                           23,922    Kerr-McGee Corporation                                      999,222         1.0
                           34,300    Noble Energy, Inc.                                        1,224,510         1.2
                           66,100    Ocean Energy Inc.                                         1,238,053         1.2
                           75,700   +Pioneer Natural Resources Company                         1,837,996         1.8
                           80,300    Pogo Producing Company                                    2,850,650         2.7
                           39,700    Unocal Corporation                                        1,105,645         1.1
                                                                                             -----------        ----
                                                                                              26,024,346        25.0
=====================================================================================================================
Oil & Gas Services         88,300   +BJ Services Company                                       2,699,331         2.6
& Equipment                62,100    Baker Hughes Incorporated                                 1,879,146         1.8
                           27,600   +Cooper Cameron Corporation                                1,337,772         1.3
                           91,000   +FMC Technologies, Inc.                                    1,766,310         1.7
                           27,000    Halliburton Company                                         506,520         0.5
                           25,700   +Hanover Compressor Company                                  239,781         0.2
                           23,700   +Lone Star Technology                                        351,945         0.3
                           69,700   +Oil States International, Inc.                              836,400         0.8
                           15,600    Schlumberger Limited                                        588,120         0.6
                           47,000   +Smith International, Inc.                                 1,496,480         1.5
                           62,675    Technip-Coflexip SA (ADR) (a)                               973,343         0.9
                          106,300   +Tesco Corporation                                         1,273,573         1.2
                           15,400    Tidewater Inc.                                              448,140         0.4
                           48,925   +Weatherford International Ltd.                            1,818,053         1.8
                                                                                             -----------        ----
                                                                                              16,214,914        15.6
=====================================================================================================================

Merrill Lynch Natural Resources Trust                           January 31, 2003

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                           Shares                                                                          Percent of
Industry*                   Held                Common Stocks                                    Value     Net Assets
=====================================================================================================================
Paper                      51,400    Domtar, Inc.                                           $    536,284         0.5%
                          128,500    Sappi Limited (ADR) (a)                                   1,786,150         1.7
                                                                                            ------------       -----
                                                                                               2,322,434         2.2
=====================================================================================================================
Refining Markets &         27,000    Valero Energy Corporation                                   928,530         0.9
Transportation
=====================================================================================================================
                                     Total Common Stocks (Cost--$91,324,819)                 103,381,064        99.4
=====================================================================================================================

                                               Short-Term Securities
=====================================================================================================================
Common Stock            4,864,279    Merrill Lynch Premier Institutional Fund (b)(c)           4,864,279         4.7
=====================================================================================================================
                      Partnership
                       Interest
=====================================================================================================================
Partnership Interest   $1,289,124    Merrill Lynch Liquidity Series, LLC Cash
                                     Sweep Series I (b)                                        1,289,124         1.2
                        5,945,230    Merrill Lynch Liquidity Series, LLC Money
                                     Market Series (b)(c)                                      5,945,230         5.7
                                                                                            ------------       -----
                                                                                               7,234,354         6.9
=====================================================================================================================
                                     Total Short-Term Securities (Cost--$12,098,633)          12,098,633        11.6
=====================================================================================================================
Total Investments (Cost--$103,423,452)                                                       115,479,697       111.0

Liabilities in Excess of Other Assets                                                        (11,420,524)      (11.0)
                                                                                            ------------       -----
Net Assets                                                                                  $104,059,173       100.0%
                                                                                            ============       =====
=====================================================================================================================

* For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+     Non-income producing security.
(a)   American Depositary Receipts (ADR).
(b) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                  Dividend/
                                                    Net           Interest
      Affiliate                                  Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                   $1,289,124      $    3,542

      Merrill Lynch Liquidity Series,
      LLC Money Market Series                   $5,945,230           3,084

      Merrill Lynch Premier
      Institutional Fund                         4,864,279           2,106

      Merrill Lynch
      Institutional Fund                                --              65
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.

Merrill Lynch Natural Resources Trust                           January 31, 2003

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2003

Assets:            Investments, at value (including securities loaned of $10,756,185)
                   (identified cost--$103,423,452) .......................................                   $ 115,479,697
                   Receivables:
                      Securities sold ....................................................    $   496,245
                      Beneficial interest sold ...........................................        224,309
                      Dividends ..........................................................         19,079
                      Loaned securities income ...........................................          1,354
                      Interest ...........................................................          1,053          742,040
                                                                                              -----------
                   Prepaid registration fees .............................................                          14,497
                                                                                                             -------------
                   Total assets ..........................................................                     116,236,234
                                                                                                             -------------
==========================================================================================================================
Liabilities:       Collateral on securities loaned, at value .............................                      10,809,509
                   Payables:
                      Securities purchased ...............................................      1,026,893
                      Beneficial interest redeemed .......................................        178,265
                      Investment adviser .................................................         60,255
                      Distributor ........................................................         37,254        1,302,667
                                                                                              -----------
                   Accrued expenses and other liabilities ................................                          64,885
                                                                                                             -------------
                   Total liabilities .....................................................                      12,177,061
                                                                                                             -------------
==========================================================================================================================
Net Assets:        Net assets ............................................................                   $ 104,059,173
                                                                                                             =============
==========================================================================================================================
Net Assets         Class A Shares of beneficial interest, $.10 par value, unlimited number
Consist of:        of shares authorized ..................................................                   $     104,069
                   Class B Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ..................................................                         119,266
                   Class C Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ..................................................                          42,650
                   Class D Shares of beneficial interest, $.10 par value, unlimited number
                   of shares authorized ..................................................                         281,480
                   Paid-in capital in excess of par ......................................                     103,553,590
                   Accumulated investment loss--net ......................................    $  (308,928)
                   Accumulated realized capital losses on investments
                   and foreign currency transactions--net ................................    (11,787,441)
                   Unrealized appreciation on investments and foreign currency
                   transactions--net .....................................................     12,054,487
                                                                                              -----------
                   Total accumulated losses--net .........................................                         (41,882)
                                                                                                             -------------
                   Net assets ............................................................                   $ 104,059,173
                                                                                                             =============
==========================================================================================================================
Net Asset Value:   Class A--Based on net assets of $20,059,000 and 1,040,695 shares
                            of beneficial interest outstanding ...........................                   $       19.27
                                                                                                             =============
                   Class B--Based on net assets of $22,286,565 and 1,192,660 shares
                            of beneficial interest outstanding ...........................                   $       18.69
                                                                                                             =============
                   Class C--Based on net assets of $7,869,441 and 426,499 shares
                            of beneficial interest outstanding ...........................                   $       18.45
                                                                                                             =============
                   Class D--Based on net assets of $53,844,167 and 2,814,801 shares
                            of beneficial interest outstanding ...........................                   $       19.13
                                                                                                             =============
==========================================================================================================================

      See Notes to Financial Statements.

Merrill Lynch Natural Resources Trust                           January 31, 2003

Statement of Operations for the Six Months Ended January 31, 2003

Investment           Dividends (net of $11,323 foreign withholding tax) ..                    $    527,676
Income:              Interest ............................................                          13,079
                     Securities lending--net .............................                           5,255
                                                                                              ------------
                     Total income ........................................                         546,010
                                                                                              ------------
==========================================================================================================
Expenses:            Investment advisory fees ............................    $   312,044
                     Account maintenance & distribution fees--Class B ....        114,484
                     Account maintenance fees--Class D ...................         67,477
                     Transfer agent fees--Class D ........................         60,094
                     Accounting services .................................         43,541
                     Professional fees ...................................         43,155
                     Account maintenance & distribution fees--Class C ....         39,791
                     Transfer agent fees--Class B ........................         29,700
                     Trustees' fees and expenses .........................         24,341
                     Registration fees ...................................         23,604
                     Printing and shareholder reports ....................         22,505
                     Transfer agent fees--Class A ........................         21,326
                     Custodian fees ......................................         19,853
                     Transfer agent fees--Class C ........................         10,631
                     Pricing fees ........................................          1,492
                     Other ...............................................          9,983
                                                                              -----------
                     Total expenses ......................................                         844,021
                                                                                              ------------
                     Investment loss--net ................................                        (298,011)
                                                                                              ------------
==========================================================================================================
Realized &           Realized loss on:
Unrealized Gain         Investments--net .................................     (3,249,256)
(Loss) on               Foreign currency transactions--net ...............         (2,758)      (3,252,014)
Investments &                                                                 -----------
Foreign Currency     Change in unrealized appreciation/depreciation on:
Transactions--Net:      Investments--net .................................      8,367,664
                        Foreign currency transactions--net ...............         (1,618)       8,366,046
                                                                              -----------     ------------
                     Total realized and unrealized gain on investments and
                     foreign currency transactions--net ..................                       5,114,032
                                                                                              ------------
                     Net Increase in Net Assets Resulting from Operations                     $  4,816,021
                                                                                              ============
==========================================================================================================

      See Notes to Financial Statements.

Merrill Lynch Natural Resources Trust                           January 31, 2003

Statements of Changes in Net Assets

                                                                                             For the Six         For the
                                                                                             Months Ended       Year Ended
                                                                                              January 31,        July 31,
Increase (Decrease) in Net Assets:                                                               2003              2002
===========================================================================================================================
Operations:            Investment loss--net ............................................    $    (298,011)    $    (417,202)
                       Realized gain (loss) on investments and foreign currency
                       transactions--net ...............................................       (3,252,014)        2,470,046
                       Change in unrealized appreciation/depreciation on investments and
                       foreign currency transactions--net ..............................        8,366,046        (9,318,412)
                                                                                            -------------     -------------
                       Net increase (decrease) in net assets resulting from operations .        4,816,021        (7,265,568)
                                                                                            -------------     -------------
===========================================================================================================================
Beneficial Interest    Net decrease in net assets derived from beneficial
Transactions:          interest transactions ...........................................       (4,704,584)      (13,886,783)
                                                                                            -------------     -------------
===========================================================================================================================
Net Assets:            Total increase (decrease) in net assets .........................          111,437       (21,152,351)
                       Beginning of period .............................................      103,947,736       125,100,087
                                                                                            -------------     -------------
                       End of period* ..................................................    $ 104,059,173     $ 103,947,736
                                                                                            =============     =============
===========================================================================================================================
                     * Accumulated investment loss--net ................................    $    (308,928)    $     (10,917)
                                                                                            =============     =============
===========================================================================================================================

      See Notes to Financial Statements.

Merrill Lynch Natural Resources Trust                           January 31, 2003

Financial Highlights

                                                                                             Class A
                                                                -------------------------------------------------------------
                                                                  For the
The following per share data and ratios have been derived       Six Months
from information provided in the financial statements.             Ended                 For the Year Ended July 31,
                                                                January 31,     ---------------------------------------------
Increase (Decrease) in Net Asset Value:                            2003           2002         2001        2000         1999
=============================================================================================================================
Per Share            Net asset value, beginning of period ...    $ 18.34        $ 19.42      $ 17.02     $ 15.52      $ 12.93
Operating                                                        -------        -------      -------     -------      -------
Performance:         Investment income (loss)--net+ .........       (.01)           .02          .02         .03          .10
                     Realized and unrealized gain (loss) on
                     investments and foreign currency
                     transactions--net ......................        .94          (1.10)        2.38        1.51         2.75
                                                                 -------        -------      -------     -------      -------
                     Total from investment operations .......        .93          (1.08)        2.40        1.54         2.85
                                                                 -------        -------      -------     -------      -------
                     Less dividends and distributions:
                        Investment income--net ..............         --             --           --          --         (.17)
                        In excess of investment income--net .         --             --           --        (.04)        (.01)
                        In excess of realized gain on
                        investments--net ....................         --             --           --          --         (.08)
                                                                 -------        -------      -------     -------      -------
                     Total dividends and distributions ......         --             --           --        (.04)        (.26)
                                                                 -------        -------      -------     -------      -------
                     Net asset value, end of period .........    $ 19.27        $ 18.34      $ 19.42     $ 17.02      $ 15.52
                                                                 =======        =======      =======     =======      =======
=============================================================================================================================
Total Investment     Based on net asset value per share .....       5.07%++       (5.56%)      14.10%       9.98%       22.91%
Return:**                                                        =======        =======      =======     =======      =======
=============================================================================================================================
Ratios to Average    Expenses ...............................       1.18%*         1.20%        1.13%       1.16%        1.28%
Net Assets:                                                      =======        =======      =======     =======      =======
                     Investment income (loss)--net ..........       (.15%)*         .12%         .09%        .20%         .75%
                                                                 =======        =======      =======     =======      =======
=============================================================================================================================
Supplemental         Net assets, end of period (in thousands)    $20,059        $18,405      $21,305     $13,100      $ 9,138
Data:                                                            =======        =======      =======     =======      =======
                     Portfolio turnover .....................      10.45%         49.77%       40.08%      51.36%       50.48%
                                                                 =======        =======      =======     =======      =======
=============================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Natural Resources Trust                           January 31, 2003

Financial Highlights (continued)

                                                                                             Class B
                                                                --------------------------------------------------------------
                                                                  For the
The following per share data and ratios have been derived       Six Months
from information provided in the financial statements.             Ended                  For the Year Ended July 31,
                                                                January 31,     ----------------------------------------------
Increase (Decrease) in Net Asset Value:                            2003           2002         2001         2000         1999
==============================================================================================================================
Per Share            Net asset value, beginning of period ...    $ 17.87        $ 19.12      $ 16.93      $ 15.56      $ 12.79
Operating                                                        -------        -------      -------      -------      -------
Performance:         Investment loss--net+ ..................       (.11)          (.17)        (.19)        (.14)        (.04)
                     Realized and unrealized gain (loss) on
                     investments and foreign currency
                     transactions--net ......................        .93          (1.08)        2.38         1.51         2.81
                                                                 -------        -------      -------      -------      -------
                     Total from investment operations .......        .82          (1.25)        2.19         1.37         2.77
                                                                 -------        -------      -------      -------      -------
                     Net asset value, end of period .........    $ 18.69        $ 17.87      $ 19.12      $ 16.93      $ 15.56
                                                                 =======        =======      =======      =======      =======
==============================================================================================================================
Total Investment     Based on net asset value per share .....       4.59%++       (6.54%)      12.94%        8.80%       21.66%
Return:**                                                        =======        =======      =======      =======      =======
==============================================================================================================================
Ratios to Average    Expenses ...............................       2.22%*         2.23%        2.16%        2.21%        2.35%
Net Assets:                                                      =======        =======      =======      =======      =======
                     Investment loss--net ...................      (1.16%)*        (.91%)       (.93%)       (.85%)       (.28%)
                                                                 =======        =======      =======      =======      =======
==============================================================================================================================
Supplemental         Net assets, end of period (in thousands)    $22,287        $24,468      $35,525      $19,223      $21,450
Data:                                                            =======        =======      =======      =======      =======
                     Portfolio turnover .....................      10.45%         49.77%       40.08%       51.36%       50.48%
                                                                 =======        =======      =======      =======      =======
==============================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Natural Resources Trust                           January 31, 2003

Financial Highlights (continued)

                                                                                             Class C
                                                                --------------------------------------------------------------
                                                                  For the
The following per share data and ratios have been derived       Six Months
from information provided in the financial statements.             Ended                  For the Year Ended July 31,
                                                                January 31,     ----------------------------------------------
Increase (Decrease) in Net Asset Value:                            2003           2002         2001         2000         1999
==============================================================================================================================
Per Share            Net asset value, beginning of period ...    $ 17.65        $ 18.88      $ 16.72      $ 15.36      $ 12.67
Operating                                                        -------        -------      -------      -------      -------
Performance:         Investment loss--net+ ..................       (.11)          (.17)        (.19)        (.14)        (.04)
                     Realized and unrealized gain (loss)
                     on investments and foreign currency
                     transactions--net ......................        .91          (1.06)        2.35         1.50         2.77
                                                                 -------        -------      -------      -------      -------
                     Total from investment operations .......        .80          (1.23)        2.16         1.36         2.73
                                                                 -------        -------      -------      -------      -------
                     Less distributions in excess of realized
                        gain on investments--net ............         --             --           --           --         (.04)
                                                                 -------        -------      -------      -------      -------
                     Net asset value, end of period .........    $ 18.45        $ 17.65      $ 18.88      $ 16.72      $ 15.36
                                                                 =======        =======      =======      =======      =======
==============================================================================================================================
Total Investment     Based on net asset value per share .....       4.53%++       (6.51%)      12.92%        8.85%       21.68%
Return:**                                                        =======        =======      =======      =======      =======
==============================================================================================================================
Ratios to Average    Expenses ...............................       2.23%*         2.24%        2.17%        2.21%        2.33%
Net Assets:                                                      =======        =======      =======      =======      =======
                     Investment loss--net ...................      (1.18%)*        (.93%)       (.99%)       (.86%)       (.33%)
                                                                 =======        =======      =======      =======      =======
==============================================================================================================================
Supplemental         Net assets, end of period (in thousands)    $ 7,869        $ 8,129      $ 9,050      $ 1,782      $ 2,039
Data:                                                            =======        =======      =======      =======      =======
                     Portfolio turnover .....................      10.45%         49.77%       40.08%       51.36%       50.48%
                                                                 =======        =======      =======      =======      =======
==============================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Natural Resources Trust                           January 31, 2003

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                             Class D
                                                                --------------------------------------------------------------
                                                                  For the
The following per share data and ratios have been derived       Six Months
from information provided in the financial statements.             Ended                  For the Year Ended July 31,
                                                                January 31,     ----------------------------------------------
Increase (Decrease) in Net Asset Value:                            2003           2002         2001         2000         1999
==============================================================================================================================
Per Share            Net asset value, beginning of period ...    $ 18.22        $ 19.35      $ 17.00      $ 15.51      $ 12.89
Operating                                                        -------        -------      -------      -------      -------
Performance:         Investment income (loss)--net+ .........       (.04)          (.03)        (.03)        (.01)         .06
                     Realized and unrealized gain (loss) on
                     investments and foreign currency
                     transactions--net ......................        .95          (1.10)        2.38         1.52         2.77
                                                                 -------        -------      -------      -------      -------
                     Total from investment operations .......        .91          (1.13)        2.35         1.51         2.83
                                                                 -------        -------      -------      -------      -------
                     Less dividends and distributions:
                        Investment income--net ..............         --             --           --           --         (.12)
                        In excess of investment income--net .         --             --           --         (.02)        (.01)
                        In excess of realized gain on
                        investments--net ....................         --             --           --           --         (.08)
                                                                 -------        -------      -------      -------      -------
                     Total dividends and distributions ......         --             --           --         (.02)        (.21)
                                                                 -------        -------      -------      -------      -------
                     Net asset value, end of period .........    $ 19.13        $ 18.22      $ 19.35      $ 17.00      $ 15.51
                                                                 =======        =======      =======      =======      =======
==============================================================================================================================
Total Investment     Based on net asset value per share .....       4.99%++       (5.84%)      13.82%        9.75%       22.56%
Return:**                                                        =======        =======      =======      =======      =======
==============================================================================================================================
Ratios to Average    Expenses ...............................       1.43%*         1.45%        1.37%        1.42%        1.54%
Net Assets:                                                      =======        =======      =======      =======      =======
                     Investment income (loss)--net ..........       (.39%)*        (.14%)       (.13%)       (.05%)        .50%
                                                                 =======        =======      =======      =======      =======
==============================================================================================================================
Supplemental         Net assets, end of period (in thousands)    $53,844        $52,946      $59,220      $52,366      $56,698
Data:                                                            =======        =======      =======      =======      =======
                     Portfolio turnover .....................      10.45%         49.77%       40.08%       51.36%       50.48%
                                                                 =======        =======      =======      =======      =======
==============================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Natural Resources Trust                           January 31, 2003

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Natural Resources Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Trust offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trustees of the Trust as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and other assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trustees of the Trust.

(b) Repurchase agreements -- The Trust invests in U.S. Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Derivative financial instruments -- The Trust may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts -- The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Options -- The Trust can purchase and write covered call options and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired

Merrill Lynch Natural Resources Trust                           January 31, 2003
or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction is less than or greater than the premiums paid or received).

Written and purchased options are non-income producing investments.

(d) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend dates. Interest income is recognized on the accrual basis.

(g) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions -- Dividends and distributions paid by the Trust are recorded on the ex-dividend dates.

(i) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee of .60%, on an annual basis, of the average daily value of the Trust's net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Trust. There is no increase in the aggregate fees paid by the Trust for these services.

Merrill Lynch Natural Resources Trust                           January 31, 2003

Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B ................................             .25%              .75%
Class C ................................             .25%              .75%
Class D ................................             .25%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Trust's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ..............................               $   19               $  353
Class D ..............................               $  303               $4,497
--------------------------------------------------------------------------------

For the six months ended January 31, 2003, MLPF&S received contingent deferred sales charges of $28,634 and $874 relating to transactions in Class B and C Shares, respectively.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of January 31, 2003, the Trust lent securities with a value of $2,139,900 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the six months ended January 31, 2003, MLIM, LLC received $2,234 in securities lending agent fees.

In addition, MLPF&S received $4,781 in commissions on the execution of portfolio security transactions for the Trust for the six months ended January 31, 2003.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

For the six months ended January 31, 2003, the Trust reimbursed MLIM $1,160 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2003 were $10,639,117 and $13,854,662, respectively.

Net realized losses for the six months ended January 31, 2003 and net unrealized gains (losses) as of January 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                Realized            Unrealized
                                                 Losses           Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..............         $ (3,249,256)         $ 12,056,245
Foreign currency
transactions .......................               (2,758)               (1,758)
                                             ------------          ------------
Total ..............................         $ (3,252,014)         $ 12,054,487
                                             ============          ============
--------------------------------------------------------------------------------

As of January 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $11,831,049 of which $19,543,037 related to appreciated securities and $7,711,988 related to depreciated securities. At January 31, 2003, the aggregate cost of investments for Federal income tax purposes was $103,648,648.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $4,704,584 and $13,886,783 for the six months ended January 31, 2003 and for the year ended July 31, 2002.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                       Dollar
Ended January 31, 2003                           Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ......................               308,712            $ 5,856,336
Shares redeemed ..................              (271,577)            (5,125,158)
                                                --------            -----------
Net increase .....................                37,135            $   731,178
                                                ========            ===========
--------------------------------------------------------------------------------

Merrill Lynch Natural Resources Trust                           January 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2002                              Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................               943,025           $ 18,604,597
Shares redeemed ..................            (1,036,514)           (20,138,360)
                                              ----------           ------------
Net decrease .....................               (93,489)          $ (1,533,763)
                                              ==========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended January 31, 2003                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ........................               83,002           $ 1,541,790
Automatic conversion
of shares ..........................             (110,348)           (1,978,371)
Shares redeemed ....................             (149,026)           (2,694,026)
                                              -----------           -----------
Net decrease .......................             (176,372)          $(3,130,607)
                                              ===========           ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2002                               Shares               Amount
--------------------------------------------------------------------------------
Shares sold ........................              294,466          $  5,643,826
Automatic conversion
of shares ..........................             (222,815)           (4,287,459)
Shares redeemed ....................             (560,322)          (10,500,681)
                                             ------------          ------------
Net decrease .......................             (488,671)         $ (9,144,314)
                                             ============          ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 2003                           Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................                41,524            $   758,075
Shares redeemed ..................               (75,606)            (1,358,460)
                                             -----------            -----------
Net decrease .....................               (34,082)           $  (600,385)
                                             ===========            ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2002                              Shares                Amount
--------------------------------------------------------------------------------
Shares sold ......................               138,119            $ 2,627,837
Shares redeemed ..................              (156,740)            (2,928,627)
                                             -----------            -----------
Net decrease .....................               (18,621)           $  (300,790)
                                             ===========            ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended January 31, 2003                            Shares               Amount
--------------------------------------------------------------------------------
Shares sold ........................               34,287           $   648,762
Automatic conversion
of shares ..........................              108,056             1,978,371
                                              -----------           -----------
Total issued .......................              142,343             2,627,133
Shares redeemed ....................             (232,886)           (4,331,903)
                                              -----------           -----------
Net decrease .......................              (90,543)          $(1,704,770)
                                              ===========           ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended July 31, 2002                               Shares               Amount
--------------------------------------------------------------------------------
Shares sold ........................              118,561           $ 2,381,950
Automatic conversion
of shares ..........................              219,345             4,287,459
                                              -----------           -----------
Total issued .......................              337,906             6,669,409
Shares redeemed ....................             (493,570)           (9,577,325)
                                              -----------           -----------
Net decrease .......................             (155,664)          $(2,907,916)
                                              ===========           ===========
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

The Trust, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the total commitment was reduced from $1,000,000,000 to $500,000,000. The Trust did not borrow under the credit agreement during the six months ended January 31, 2003.

6. Commitments:

At January 31, 2003, the Trust had entered into foreign exchange contracts, under which it had agreed to purchase foreign currency with an approximate value of $528,000.

7. Capital Loss Carryforward:

On July 31, 2002, the Fund had a net capital loss carryforward of $7,085,359, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Natural Resources Trust                           January 31, 2003

PORTFOLIO INFORMATION

As of January 31, 2003

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets

EnCana Corp. ......................................................      5.2%
Murphy Oil Corporation ............................................      4.9
EOG Resources, Inc. ...............................................      3.5
Devon Energy Corporation ..........................................      3.4
Apache Corporation ................................................      3.2
ChevronTexaco Corporation .........................................      3.2
Pogo Producing Company ............................................      2.7
BJ Services Company ...............................................      2.6
Exxon Mobil Corporation ...........................................      2.5
M.I.M. Holdings Limited ...........................................      2.0

                                                                      Percent of
Geographic Allocation                                                Net Assets+

United States .....................................................     63.9%
Canada ............................................................     26.7
Australia .........................................................      2.8
South Africa ......................................................      1.7
Italy .............................................................      1.4
Hong Kong .........................................................      1.0
France ............................................................      0.9
China .............................................................      0.8
Germany ...........................................................      0.6
United Kingdom ....................................................      0.5
Brazil ............................................................      0.3

+     Total may not equal 100%.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Donald W. Burton, Trustee
M. Colyer Crum, Trustee
Laurie Simon Hodrick, Trustee
Fred G. Weiss, Trustee
Robert C. Doll, Jr., Senior Vice President
Robert M. Shearer, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
J. Thomas Touchton, Trustee of Merrill Lynch Natural Resources Trust, has recently retired. The Fund's Board of Trustees wishes Mr. Touchton well in his retirement.
--------------------------------------------------------------------------------

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Natural Resources Trust
Box 9011
Princeton, NJ
08543-9011

--------------------------------------------------------------------------------
[RECYCLED LOGO] Printed on post-consumer recycled paper             #10303--1/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
            (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Natural Resources Trust

By: /s/ Terry K. Glenn
    ------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Natural Resources Trust

Date: March 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terry K. Glenn
    ------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Natural Resources Trust

Date: March 17, 2003

By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Natural Resources Trust

Date: March 17, 2003